Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financials Portfolio
May 31, 2025
FIN-NPRT1-0725
1.802171.121
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 1.1%
Financials - 1.1%
Insurance - 1.1%
AUB Group Ltd	528,691	11,753,993
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A (a)	391,600	4,988,984
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	2,229,400	4,868,910
PUERTO RICO - 1.3%
Financials - 1.3%
Banks - 1.3%
Popular Inc	127,900	13,241,487
UNITED KINGDOM - 2.6%
Financials - 2.6%
Insurance - 2.6%
Hiscox Ltd	924,200	15,702,235
Lancashire Holdings Ltd	1,377,592	11,229,396

TOTAL UNITED KINGDOM		26,931,631
UNITED STATES - 93.8%
Financials - 92.6%
Banks - 30.3%
Associated Banc-Corp	363,400	8,419,978
Bank of America Corp	1,302,700	57,488,151
BOK Financial Corp	78,800	7,440,296
Cadence Bank	116,430	3,527,829
Citigroup Inc	483,000	36,379,560
East West Bancorp Inc	120,000	10,944,000
Eastern Bankshares Inc	540,500	8,107,500
First Hawaiian Inc (a)	243,300	5,810,004
First Interstate BancSystem Inc Class A	359,221	9,752,850
KeyCorp (a)	475,300	7,538,258
M&T Bank Corp	92,637	16,919,222
Old National Bancorp/IN	503,000	10,492,580
TriCo Bancshares	114,900	4,584,510
Truist Financial Corp (a)	381,600	15,073,200
UMB Financial Corp (a)	112,358	11,586,357
United Community Banks Inc/GA	192,800	5,541,072
US Bancorp	421,600	18,377,544
Wells Fargo & Co	856,190	64,025,889
WesBanco Inc (a)	194,500	5,986,710
Wintrust Financial Corp	32,400	3,868,884
Zions Bancorp NA	101,100	4,788,096
		316,652,490
Capital Markets - 22.8%
AllianceBernstein Holding LP	215,000	8,589,250
Bridge Investment Group Holdings Inc Class A	682,500	6,279,000
Carlyle Group Inc/The (a)	252,700	11,422,040
Charles Schwab Corp/The	425,100	37,553,334
Lazard Inc (a)	219,792	9,538,973
LPL Financial Holdings Inc (a)	55,700	21,564,812
MarketAxess Holdings Inc	67,300	14,564,393
Moody's Corp	31,100	14,906,852
Morgan Stanley	189,100	24,210,473
Nasdaq Inc	249,800	20,868,292
Northern Trust Corp (a)	149,300	15,936,282
Perella Weinberg Partners Class A	212,423	3,689,787
Raymond James Financial Inc	38,000	5,585,240
State Street Corp	260,900	25,119,452
Stifel Financial Corp	51,800	4,880,596
Virtu Financial Inc Class A	332,900	13,379,251
		238,088,027
Consumer Finance - 6.7%
Capital One Financial Corp	114,546	21,666,376
FirstCash Holdings Inc	133,911	17,128,556
OneMain Holdings Inc	243,600	12,628,224
SLM Corp (a)	592,400	19,175,988
		70,599,144
Financial Services - 17.9%
Apollo Global Management Inc (a)	138,300	18,074,427
Corebridge Financial Inc	225,500	7,353,555
Corpay Inc (b)	20,900	6,794,799
Fiserv Inc (b)	101,100	16,458,069
Mastercard Inc Class A	187,400	109,741,440
PayPal Holdings Inc (b)	192,400	13,521,872
Voya Financial Inc (a)	233,100	15,505,812
		187,449,974
Insurance - 14.9%
American Financial Group Inc/OH	115,100	14,270,098
Arthur J Gallagher & Co	53,900	18,727,016
Assurant Inc	67,300	13,660,554
Baldwin Insurance Group Inc/The Class A (b)	269,711	10,391,965
Chubb Ltd	115,000	34,178,000
Fidelity National Financial Inc	119,000	6,517,629
Marsh & McLennan Cos Inc	82,900	19,370,414
Reinsurance Group of America Inc	192,157	39,063,597
		156,179,273
TOTAL FINANCIALS		968,968,908

Industrials - 1.2%
Professional Services - 1.2%
TransUnion (a)	148,600	12,724,618
TOTAL UNITED STATES		981,693,526
TOTAL COMMON STOCKS (Cost $773,281,491)		1,043,478,531

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	1,712,073	1,712,415
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	77,109,334	77,117,045
TOTAL MONEY MARKET FUNDS (Cost $78,829,460)			78,829,460

TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $852,110,951)	1,122,307,991
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(75,918,549)
NET ASSETS - 100.0%	1,046,389,442

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,695,880	43,521,853	46,505,318	23,352	-	-	1,712,415	1,712,073	0.0%
Fidelity Securities Lending Cash Central Fund	51,068,928	253,016,171	226,968,054	188,765	-	-	77,117,045	77,109,334	0.2%
Total	55,764,808	296,538,024	273,473,372	212,117	-	-	78,829,460

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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